STATEMENT OF VALUE ADDED	12 Months Ended
Dec. 31, 2025
Statement Of Value Added
STATEMENT OF VALUE ADDED

APPENDIX II – STATEMENT OF VALUE ADDED

The Statement of Value Added presented below is not a requirement under IFRS; however, it is provided as supplementary information in accordance with Brazilian corporate legislation for publicly traded companies. It has been derived from the Bank's Consolidated Financial Statements and prepared in conformity with IFRS.

	2025		2024		2023
Thousand of Reais
Interest and similar income	162,494,639		137,183,478		128,282,707
Net fee and commission income	17,495,456		17,205,209		15,639,965
Impairment losses on financial assets (net)	(29,539,862)		(28,484,030)		(28,008,086)
Other income and expense	(1,052,939)		(2,705,149)		5,260,422
Interest expense and similar charges	(104,860,321)		(80,504,918)		(81,398,673)
Third-party input	(9,305,934)		(8,682,746)		(8,677,366)
Materials, energy and others	(818,329)		(878,393)		(896,232)
Third-party services	(6,650,285)		(6,165,611)		(6,329,546)
Loss/Recovery of Asset Values	(396,946)		(252,487)		(250,173)
Other	(1,440,374)		(1,386,255)		(1,201,415)
Gross added value	35,231,039		34,011,844		31,098,969
Depreciation and amortization	(2,625,783)		(2,731,018)		(2,740,950)
Added value produced	32,605,256		31,280,826		28,358,019
Investments in affiliates and subsidiaries	458,313		312,986		239,236
Added value to distribute	33,063,569		31,593,812		28,597,255
Added value distribution
Employee	10,324,608	31.2%	10,304,959	32.6%	9,567,687	33.5%
Compensation	7,453,413		7,381,229		6,804,098
Benefits	2,017,686		1,975,443		1,843,988
Government severance indemnity funds for employees - FGTS	582,444		569,555		549,538
Other	271,065		378,732		370,063
Taxes	9,585,502	29.0%	7,640,888	24.2%	9,382,381	32.8%
Federal	9,576,426		7,632,666		9,375,150
Municipal	9,076		8,222		7,231
Compensation of third-party capital - rental	188,336	0.6%	234,202	0.7%	148,375	0.5%
Remuneration of interest on capital	12,965,123	39.2%	13,413,763	42.5%	9,498,812	33.2%
Dividends and interest on capital	7,620,000		6,000,000		6,200,000
Profit Reinvestment	5,146,035		7,365,506		3,249,313
Profit (loss) attributable to non-controlling interests	199,088		48,257		49,499
Total	33,063,569	100.0%	31,593,812	100.0%	28,597,255	100.0%